Accounts Receivable, Net (Details) - Schedule of Allowance for Doubtful Accounts - CNY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Allowance for Doubtful Accounts [Abstract]
Balance at the beginning of the year	¥ 1,806,001	¥ 1,925,540
Provisions/(Reversal of provisions)	34,901,498	(119,539)
Balance at the end of the year	¥ 36,707,499	¥ 1,806,001